Other liabilities - Fixed concession fee payable (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) installment
Brasilia Airport Concession Agreement
Disclosure of financial liabilities [line items]
Fixed concession fee payable	R$ 4,501,132
Number of annual installments | installment	25
Annual fee payment percentage	2.00%
Concession fee percentage	4.50%
Natal Airport Concession Agreement
Disclosure of financial liabilities [line items]
Fixed concession fee payable	R$ 6,800